Other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous liabilities [abstract]
Transactions in transit	€ 767	€ 457	€ 545
Accrued expenses and deferred income	9,136	8,445	7,084
Other	7,695	5,707	5,069
Other liabilities	€ 17,598	€ 14,609	€ 12,698